RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2021	Mar. 22, 2021	Jul. 08, 2020	Feb. 18, 2020	Mar. 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Number of shares purchased	1,300,000	31,000,000	21,898,400	44,000,000
Lease liability							$ 1,085		$ 1,186	$ 1,304
Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Service charge							25	$ 16	41	35	$ 44
Due from related party									4	54
Due to related party							44
Due to related party for outstanding invoices							17
Due to related party for remaining lease payments							354
Lease liability							367
Antonio Fernandez [Member] | Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Rent and building service costs							$ 72	$ 67	$ 153	$ 51	$ 24
Merck Sharp & Dohme Corp [Member]
Related Party Transaction [Line Items]
Number of shares purchased					654,023	7,661,000
Ownership percentage							4.60%		580.00%